Advances for Vessels under Construction	12 Months Ended
Dec. 31, 2013
Advances for Vessels under Construction
Advances for Vessels under Construction

5. Advances for Vessels under Construction

        As of December 31, 2012, the Company completed its extensive newbuilding program and has taken delivery of all of its vessels under construction. Advances for vessels under construction and transfers to vessels' cost as of December 31, 2012 were as follows (in thousands):

As of January 1, 2012	$524,286
Additions	497,661
Transfer to vessels' cost	(1,021,947)

As of December 31, 2012	$—